CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 100.1%	Shares	Value
Communications - 4.0%
Cable & Satellite - 1.2%
Comcast Corporation - Class A	60,400	$ 2,522,908

Telecommunications - 2.8%
Verizon Communications, Inc.	131,186	5,891,563

Consumer Discretionary - 11.0%
Apparel & Textile Products - 2.0%
NIKE, Inc. - Class B	47,500	4,199,000

Leisure Facilities & Services - 3.9%
McDonald's Corporation	26,755	8,147,165

Retail - Discretionary - 5.1%
Home Depot, Inc. (The)	26,075	10,565,590

Consumer Staples - 12.7%
Beverages - 2.5%
PepsiCo, Inc.	30,245	5,143,162

Household Products - 2.6%
Procter & Gamble Company (The)	31,805	5,508,626

Retail - Consumer Staples - 7.6%
Kroger Company (The)	98,721	5,656,713
Walmart, Inc.	124,806	10,078,085
		15,734,798
Energy - 5.6%
Oil & Gas Producers - 5.6%
Chevron Corporation	32,070	4,722,949
Exxon Mobil Corporation	59,469	6,970,956
		11,693,905
Financials - 16.0%
Asset Management - 8.0%
BlackRock, Inc.	10,007	9,501,747
Charles Schwab Corporation (The)	109,050	7,067,530
		16,569,277
Banking - 8.0%
JPMorgan Chase & Company	24,850	5,239,871
M&T Bank Corporation	22,540	4,014,825

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Financials - 16.0% (Continued)
Banking - 8.0% (Continued)
Northern Trust Corporation	30,300	$ 2,727,909
PNC Financial Services Group, Inc. (The)	25,000	4,621,250
		16,603,855
Health Care - 12.7%
Biotech & Pharma - 4.8%
Johnson & Johnson	27,070	4,386,964
Merck & Company, Inc.	48,840	5,546,271
		9,933,235
Health Care Facilities & Services - 2.3%
CVS Health Corporation	76,620	4,817,866

Medical Equipment & Devices - 5.6%
Becton, Dickinson and Company	23,725	5,720,097
Medtronic plc	65,400	5,887,962
		11,608,059
Industrials - 20.4%
Aerospace & Defense - 3.6%
RTX Corporation	62,445	7,565,836

Commercial Support Services - 4.0%
Republic Services, Inc.	41,450	8,324,818

Electrical Equipment - 3.2%
Carrier Global Corporation	82,710	6,657,328

Machinery - 9.6%
Caterpillar, Inc.	32,205	12,596,020
Deere & Company	17,483	7,296,180
		19,892,200
Materials - 2.4%
Chemicals - 2.4%
DuPont de Nemours, Inc.	54,891	4,891,337

Technology - 12.2%
Semiconductors - 3.2%
Texas Instruments, Inc.	32,315	6,675,310

Software - 6.6%
Microsoft Corporation	31,945	13,745,933

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 100.1% (Continued)	Shares	Value
Technology - 12.2% (Continued)
Technology Services - 2.4%
International Business Machines Corporation	22,600	$ 4,996,408

Utilities - 3.1%
Electric Utilities - 3.1%
NextEra Energy, Inc.	75,049	6,343,892

Total Investments at Value - 100.1% (Cost $93,819,611)		$ 208,032,071

Liabilities in Excess of Other Assets - (0.1%)		(222,621)

Net Assets - 100.0%		$ 207,809,450